MARKETABLE SECURITIES (Details 2) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended	4 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	May 31, 2013 Valor Gold
Additional information
Shares of Amicor Sold	1,513,333						8,486,667
Generated net proceeds	$ 151,333	$ 151,333
Common stock issued in private transactions												25,000,000
Generated net proceeds from private transactions								3,817,917				1,505,000
Realized gain - available for sale securities			$ 1,205,000	$ 17,600	$ 1,656,333	$ 340,600	$ 1,490,600	$ 1,490,600		$ 1,490,600	$ 3,146,933